Note 17 - Concentrations of Credit Risk (Details) - Concentration Risk - Net Revenues (Customer Concentration Risk [Member], Sales [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Total net revenues from commissions and fees ($)	992,491	799,490	725,091
Total net revenues from commissions and fees (%)	47.00%	46.00%	46.00%
PICC [Member]
Concentration Risk [Line Items]
Total net revenues from commissions and fees ($)	442,608	346,405	330,699
Total net revenues from commissions and fees (%)	21.00%	20.00%	21.00%
Ping An Property and Casualty Insurance Company of China Ltd [Member]
Concentration Risk [Line Items]
Total net revenues from commissions and fees ($)	294,228	248,102	185,595
Total net revenues from commissions and fees (%)	14.00%	14.00%	12.00%
China Pacific Property Insurance Co. Ltd [Member]
Concentration Risk [Line Items]
Total net revenues from commissions and fees ($)	255,655	204,983	208,797
Total net revenues from commissions and fees (%)	12.00%	12.00%	13.00%